Credit Risk	6 Months Ended
Jun. 30, 2025
Disclosure of credit risk exposure [abstract]
Credit Risk	Sensitivity of ECL allowance to ECL scenarios and weights
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that could have had a material impact on the ECL allowance and profit before tax. We incorporated JAs into the sensitivity analysis, and these assumptions are set out below.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside	Base case	Downside 1	Downside 2	Weighted
30 June 2025	£m	£m	£m	£m	£m
Exposure	298,246	298,246	298,246	298,246	298,246
Retail & Business Banking	201,415	201,415	201,415	201,415	201,415
– Mortgages	180,460	180,460	180,460	180,460	180,460
– Credit Cards	14,232	14,232	14,232	14,232	14,232
– Other	6,723	6,723	6,723	6,723	6,723
Consumer Finance	4,787	4,787	4,787	4,787	4,787
Corporate & Commercial Banking	26,987	26,987	26,987	26,987	26,987
Corporate Centre	65,057	65,057	65,057	65,057	65,057

ECL	798	828	943	1,168	880
Retail & Business Banking	384	407	497	692	449
– Mortgages	113	125	190	365	158
– Credit Cards	147	150	158	160	153
– Other	124	132	149	167	138
Consumer Finance	74	75	76	77	75
Corporate & Commercial Banking	339	345	369	398	355
Corporate Centre	1	1	1	1	1
	%	%	%	%	%
Proportion of assets in Stage 2	6	6	7	8	7
Retail & Business Banking	7	7	8	10	8
– Mortgages	7	8	8	11	9
– Credit Cards	3	3	3	3	3
– Other	6	6	8	10	7
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	6	6	7	10	7
Corporate Centre	—	—	—	—	—

Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	2	2	2	2	2
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	2	2	2	2	3
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Downside 2	Weighted
31 December 2024	£m	£m	£m	£m	£m
Exposure	290,484	290,484	290,484	290,484	290,484
Retail & Business Banking	198,747	198,747	198,747	198,747	198,747
– Mortgages	178,041	178,041	178,041	178,041	178,041
– Credit Cards	13,642	13,642	13,642	13,642	13,642
– Other	7,064	7,064	7,064	7,064	7,064
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	60,671	60,671	60,671	60,671	60,671

ECL	742	775	922	1,525	870
Retail & Business Banking	381	404	518	1,052	459
– Mortgages	113	129	219	706	173
– Credit Cards	142	148	154	159	150
– Other	126	127	145	187	136
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	7	7	8	13	8
Retail & Business Banking	8	8	9	15	9
– Mortgages	9	9	10	16	9
– Credit Cards	3	3	3	3	3
– Other	5	5	7	10	6
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	7	7	9	15	8
Corporate Centre	—	—	—	—	—

Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	2	2	2	2	2
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	2	2	2	2	2
Corporate Centre	—	—	—	—	—
Movement in total exposures and the corresponding ECL
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	266,290	153	21,422	359	2,772	358	290,484	870
Transfers from Stage 1 to Stage 2[2]	(5,184)	(9)	5,184	9	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,978	63	(4,978)	(63)	—	—	—	—
Transfers to Stage 3[2]	(123)	(1)	(648)	(25)	771	26	—	—
Transfers from Stage 3[2]	8	4	342	23	(350)	(27)	—	—
Transfers of financial instruments	(321)	57	(100)	(56)	421	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(59)	—	69	—	84	—	94
Change in economic scenarios[4]	—	(6)	—	2	—	(4)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased[5]	30,444	21	294	16	27	3	30,765	40
Redemptions, repayments and assets sold[6]	(16,209)	(15)	(2,004)	(42)	(441)	(32)	(18,654)	(89)
Changes in risk parameters and other movements[7]	(4,405)	(12)	190	(6)	108	92	(4,107)	74
Assets written off[6]	—	—	—	—	(242)	(101)	(242)	(101)
At 30 June 2025	275,799	139	19,802	342	2,645	399	298,246	880
Net movement in the period	9,509	(14)	(1,620)	(17)	(127)	41	7,762	10

ECL (release)/charge to the Income Statement		(14)		(17)		142		111
Less: Discount unwind		—		—		(10)		(10)
Less: Recoveries net of collection costs		—		—		4		4
Total ECL (release)/charge to the Income Statement		(14)		(17)		136		105

At 1 January 2024	274,010	170	23,879	462	3,080	362	300,969	994
Transfers from Stage 1 to Stage 2[2]	(10,809)	(15)	10,809	15	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	7,868	113	(7,868)	(113)	—	—	—	—
Transfers to Stage 3[2]	(222)	(1)	(690)	(37)	912	38	—	—
Transfers from Stage 3[2]	12	—	304	24	(316)	(24)	—	—
Transfers of financial instruments	(3,151)	97	2,555	(111)	596	14	—	—
Net ECL remeasurement on stage transfer[3]	—	(98)	—	116	—	101	—	119
Change in economic scenarios[4]	—	(9)	—	(19)	—	1	—	(27)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased[5]	18,171	31	721	31	122	27	19,014	89
Redemptions, repayments and assets sold[6]	(22,531)	(30)	(2,584)	(41)	(652)	(52)	(25,767)	(123)
Changes in risk parameters and other movements[7]	4,816	(5)	(3,398)	(70)	223	75	1,641	—
Assets written off[6]	—	—	—	—	(135)	(98)	(135)	(98)
At 30 June 2024	269,028	151	23,534	405	3,160	404	295,722	960
Net movement in the period	(4,982)	(19)	(345)	(57)	80	42	(5,247)	(34)

ECL (release)/charge to the Income Statement		(19)		(57)		140		64
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		7		7
Total ECL (release)/charge to the Income Statement		(19)		(57)		136		60
1.Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2.Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
3.Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4.Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
5.Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
6.Exposures and ECL for facilities that existed at the start of the period but not at the end.
7.Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.